COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Annual Commitments under Service Agreements

2025	$399,395
2026	453,319
2027	429,335
2028	246,561
2029	241,033
Thereafter	83,108
Total	$1,852,750